May 5, 2014

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Principal Life Insurance Company Variable Life Separate Account (“Registrant”)
Principal Variable Universal Life Income II (“Policy”)
Post-Effective Amendment No. 6 to Registration Statement on Form N-6
File Nos. 811-05118, 333-146896

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Registrant certifies that the form of Prospectus and Statement of Additional Information for the Policy that would have been filed under Rule 497(b) or (c) under the Act would not have differed from that contained in the Amendment. The Amendment was filed electronically with the Securities and Exchange Commission on April 28, 2014 and is the most recent post-effective amendment to the Registrant’s registration statement with respect to the Policy.

If you have any questions regarding this filing, please call me at 515-235-1209.

Very truly yours,

/s/Britney L. Schnathorst

Britney L. Schnathorst
Counsel